EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFITS [abstract]
Schedule of employee benefits expense
	2018	2019	2020
	RMB’000	RMB’000	RMB’000

Wages and salaries	5,320,484	5,726,123	5,949,037
Provision for medical, housing scheme and other employee benefits (a)	1,296,392	1,353,800	1,326,476
Contributions to the defined contribution scheme (b)	829,539	999,020	408,922
	7,446,415	8,078,943	7,684,435